Financial Assets - Summary of Financial Assets at Amortized Cost (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 1,193,577	$ 893,625
Financial assets	95,026	$ 129,319
US Treasury Bonds
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 82,467
US Treasury Bonds | US912797MS31
Disclosure of financial assets [line items]
Maturity date	Oct-25
Interest rate	0.00%
Financial assets at amortised cost	$ 12,207
US Treasury Bonds | US912797NA14
Disclosure of financial assets [line items]
Maturity date	Oct-25
Interest rate	0.00%
Financial assets at amortised cost	$ 10,166
US Treasury Bonds | US912797QP55
Disclosure of financial assets [line items]
Maturity date	Nov-25
Interest rate	0.00%
Financial assets at amortised cost	$ 3,224
US Treasury Bonds | US912797QQ39
Disclosure of financial assets [line items]
Maturity date	Nov-25
Interest rate	0.00%
Financial assets at amortised cost	$ 6,784
US Treasury Bonds | US912797NL78
Disclosure of financial assets [line items]
Maturity date	Nov-25
Interest rate	0.00%
Financial assets at amortised cost	$ 22,483
US Treasury Bonds | US912797NU77
Disclosure of financial assets [line items]
Maturity date	Dec-25
Interest rate	0.00%
Financial assets at amortised cost	$ 22,479
US Treasury Bonds | US912797RB50
Disclosure of financial assets [line items]
Maturity date	Oct-25
Interest rate	0.00%
Financial assets at amortised cost	$ 5,124